Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

September 30, 2020

VIPTV-QTLY-1120
1.955030.107

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Unclassified - 2.0%
	Principal Amount	Value
Fidelity U.S. Low Volatility Equity Fund (Cost $5,109,839)(a)	$526,788	$5,352,162
	Shares	Value

Equity Funds - 56.8%
Domestic Equity Funds - 38.4%
Fidelity Contrafund (a)	313,193	5,224,054
Fidelity Equity-Income Fund (a)	48,393	2,674,193
Fidelity Gold Portfolio (a)	297,876	9,669,063
Fidelity Large Cap Value Enhanced Index Fund (a)	454,953	5,577,724
Fidelity Low-Priced Stock Fund (a)	99,331	4,287,146
Fidelity Stock Selector All Cap Fund (a)	1,365,985	70,566,767
Fidelity Value Discovery Fund (a)	74,088	2,028,536

TOTAL DOMESTIC EQUITY FUNDS		100,027,483

International Equity Funds - 18.4%
Fidelity International Enhanced Index Fund (a)	553,763	4,978,332
Fidelity International Value Fund (a)	742,861	5,341,173
Fidelity Japan Smaller Companies Fund (a)	116,733	2,000,796
Fidelity Overseas Fund (a)	454,211	24,259,395
iShares Core MSCI EAFE ETF	169,027	10,188,948
iShares Core MSCI Emerging Markets ETF	24,900	1,314,720

TOTAL INTERNATIONAL EQUITY FUNDS		48,083,364

TOTAL EQUITY FUNDS
(Cost $127,328,372)		148,110,847

Fixed-Income Funds - 37.2%
Fixed-Income Funds - 34.7%
Fidelity Inflation-Protected Bond Index Fund (a)	1,098,617	12,062,811
Fidelity Total Bond Fund (a)	4,773,769	54,802,873
Fidelity U.S. Bond Index Fund (a)	1,890,702	23,709,406

TOTAL FIXED-INCOME FUNDS		90,575,090

Intermediate Government Funds - 2.5%
Fidelity Long-Term Treasury Bond Index Fund (a)	387,906	6,543,974
TOTAL FIXED-INCOME FUNDS
(Cost $88,554,417)		97,119,064

Cash Equivalents - 3.8%
Fidelity Cash Central Fund 0.10% (b)
(Cost $9,928,429)	9,926,443	9,928,429
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% 10/29/20
(Cost $519,958)	520,000	519,961
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $231,441,015)		261,030,463
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101,511)
NET ASSETS - 100%		$260,928,952

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,830
Total	$71,830

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$7,771,400	$1,192,406	$4,004,917	$54,245	$(337,271)	$602,436	$5,224,054
Fidelity Equity-Income Fund	3,139,411	694,626	838,252	34,130	(129,830)	(191,762)	2,674,193
Fidelity Gold Portfolio	8,152,153	68,056	1,139,447	53,123	175,636	2,412,665	9,669,063
Fidelity Inflation-Protected Bond Index Fund	9,866,043	2,679,584	1,400,514	23,226	24,970	892,728	12,062,811
Fidelity International Enhanced Index Fund	9,191,082	1,489,179	4,742,469	--	(726,029)	(233,431)	4,978,332
Fidelity International Value Fund	8,352,228	1,579,011	3,219,926	--	(977,560)	(392,580)	5,341,173
Fidelity Japan Smaller Companies Fund	2,011,301	--	--	--	--	(10,505)	2,000,796
Fidelity Large Cap Value Enhanced Index Fund	5,526,028	1,791,528	1,155,085	--	(131,761)	(452,986)	5,577,724
Fidelity Long-Term Treasury Bond Index Fund	6,316,103	4,112,225	5,033,338	137,804	136,897	1,012,087	6,543,974
Fidelity Low-Priced Stock Fund	4,237,174	1,666,726	977,140	296,958	(294,554)	(345,060)	4,287,146
Fidelity Mega Cap Stock Fund	5,973,890	5,256	5,156,912	--	(775,723)	(46,511)	--
Fidelity Overseas Fund	23,151,624	7,171,416	7,008,903	--	(415,428)	1,360,686	24,259,395
Fidelity Real Estate Investment Portfolio	3,128,973	3,953	2,385,259	679	(633,274)	(114,393)	--
Fidelity Stock Selector All Cap Fund	81,273,072	18,072,312	31,288,653	--	(1,481,391)	3,991,427	70,566,767
Fidelity Total Bond Fund	57,987,239	1,176,494	7,273,468	1,077,376	290,054	2,622,554	54,802,873
Fidelity U.S. Bond Index Fund	10,049,577	17,988,111	5,156,208	281,389	78,179	749,747	23,709,406
Fidelity U.S. Low Volatility Equity Fund	--	5,488,779	392,293	1,696	13,354	242,322	5,352,162
Fidelity Value Discovery Fund	2,291,273	756,741	730,111	19,364	(124,585)	(164,782)	2,028,536
	$248,418,571	$65,936,403	$81,902,895	$1,979,990	$(5,308,316)	$11,934,642	$239,078,405

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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